Cover	12 Months Ended
Oct. 31, 2023
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	Post-Effective Amendment No. 1
Entity Registrant Name	Trio Petroleum Corp.
Entity Central Index Key	0001898766
Entity Primary SIC Number	1311
Entity Tax Identification Number	87-1968201
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4115 Blackhawk Plaza Circle,
Entity Address, Address Line Two	Suite
Entity Address, City or Town	Danville,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94506
City Area Code	(661)
Local Phone Number	324-3911
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	4115 Blackhawk Plaza Circle,
Entity Address, Address Line Two	Suite
Entity Address, City or Town	Danville,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94506
City Area Code	(661)
Local Phone Number	324-3911
Contact Personnel Name	Michael L. Peterson